United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2013

Date of Reporting Period: Quarter ended 02/28/2013

Item 1. Schedule of Investments

Federated Equity Income Fund, Inc.
Portfolio of Investments
February 28, 2013 (unaudited)
Shares		Value
	COMMON STOCKS—93.6%
	Consumer Discretionary—8.8%
186,355	Comcast Corp., Class A	$7,415,066
62,300	Gannett Co., Inc.	1,250,361
106,030	Home Depot, Inc.	7,263,055
78,775	Limited Brands, Inc.	3,585,838
162,635	Regal Entertainment Group	2,548,490
115,315	Target Corp.	7,260,232
144,190	Time Warner, Inc.	7,666,582
129,615	Viacom, Inc., Class B	7,577,293
	TOTAL	44,566,917
	Consumer Staples—7.8%
126,370	Altria Group, Inc.	4,239,713
94,195	CVS Caremark Corp.	4,815,248
87,790	ConAgra Foods, Inc.	2,994,517
56,575	Energizer Holdings, Inc.	5,200,940
27,315	Kimberly-Clark Corp.	2,575,258
92,470	Kroger Co.	2,701,049
60,875	Lorillard, Inc.	2,346,123
32,135	PepsiCo, Inc.	2,434,869
56,735	Philip Morris International, Inc.	5,205,436
162,970	Reynolds American, Inc.	7,118,530
	TOTAL	39,631,683
	Energy—14.1%
30,815	BP PLC, ADR	1,244,926
121,870	Chevron Corp.	14,277,070
209,790	ConocoPhillips	12,157,330
141,275	Ensco PLC	8,496,279
169,445	Exxon Mobil Corp.	15,173,800
38,575	Marathon Oil Corp.	1,292,263
76,625	Murphy Oil Corp.	4,664,930
125,820	Royal Dutch Shell PLC, Class A, ADR	8,260,083
135,695	Valero Energy Corp.	6,186,335
	TOTAL	71,753,016
	Financials—21.7%
113,998	Ace Ltd.	9,734,289
49,600	Aflac, Inc.	2,477,520
84,660	Allstate Corp.	3,896,053
30,200	Assurant, Inc.	1,268,098
70,980	BB&T Corp.	2,154,953
34,115	Chubb Corp.	2,866,684
322,030	Fifth Third Bancorp	5,100,955
320,685	Hartford Financial Services Group, Inc.	7,571,373
150,290	Hospitality Properties Trust	4,012,743
365,150	J.P. Morgan Chase & Co.	17,863,138
265,370	KeyCorp	2,491,824
199,500	MetLife, Inc.	7,070,280
137,390	PNC Financial Services Group	8,571,762
28,570	PartnerRe Ltd.	2,549,587

Shares		Value
	COMMON STOCKS—continued
	Financials—continued
48,875	Principal Financial Group, Inc.	$1,544,939
26,625	Prudential Financial, Inc.	1,479,551
30,430	The Travelers Cos., Inc.	2,447,181
283,330	U.S. Bancorp	9,627,553
65,320	Validus Holdings, Ltd.	2,327,352
425,015	Wells Fargo & Co.	14,909,526
	TOTAL	109,965,361
	Health Care—12.2%
67,050	Abbott Laboratories	2,265,620
67,050	AbbVie, Inc.	2,475,486
33,750	Amgen, Inc.	3,085,088
17,760	Baxter International, Inc.	1,200,576
65,818	Bristol-Myers Squibb Co.	2,433,291
47,150	Eli Lilly & Co.	2,577,219
127,850	Johnson & Johnson	9,730,663
82,760	Medtronic, Inc.	3,720,890
310,665	Merck & Co., Inc.	13,274,715
546,640	Pfizer, Inc.	14,961,537
38,840	Quest Diagnostics, Inc.	2,181,643
35,590	Teva Pharmaceutical Industries Ltd., ADR	1,331,066
187,200	Warner Chilcott PLC	2,529,072
	TOTAL	61,766,866
	Industrials—9.5%
25,300	3M Co.	2,631,200
69,450	Deluxe Corp.	2,755,776
658,345	Donnelley (R.R.) & Sons Co.	6,873,122
888,470	General Electric Co.	20,630,273
35,945	Honeywell International, Inc.	2,519,744
120,755	Ingersoll-Rand PLC, Class A	6,357,751
84,000	Tyco International Ltd.	2,688,840
18,260	Union Pacific Corp.	2,503,629
15,000	United Parcel Service, Inc.	1,239,750
	TOTAL	48,200,085
	Information Technology—9.8%
19,925	Apple, Inc.	8,794,895
288,495	Cisco Systems, Inc.	6,015,121
26,435	Harris Corp.	1,270,730
50,160	IAC Interactive Corp.	2,044,020
54,050	IBM Corp.	10,854,861
123,915	Jabil Circuit, Inc.	2,320,928
86,840	KLA-Tencor Corp.	4,755,358
79,010	Maxim Integrated Products, Inc.	2,463,532
122,225	Microsoft Corp.	3,397,855
82,005	Motorola, Inc.	5,101,531
97,300	SAIC, Inc.	1,150,086
46,985	Seagate Technology, Inc.	1,511,038
	TOTAL	49,679,955
	Materials—3.5%
22,665	Agrium, Inc.	2,344,694
43,650	LyondellBasell Industries NV	2,558,763
34,775	PPG Industries, Inc.	4,682,802

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
59,490		Rexam PLC, ADR	$2,331,413
22,750		Rio Tinto PLC, ADR	1,220,310
162,900		Worthington Industries, Inc.	4,616,586
		TOTAL	17,754,568
		Telecommunication Services—3.0%
136,035		AT&T, Inc.	4,885,017
37,055		CenturyLink, Inc.	1,284,697
481,800		Frontier Communications Corp.	1,994,652
53,960		Verizon Communications, Inc.	2,510,758
177,050		Vodafone Group PLC, ADR	4,451,037
		TOTAL	15,126,161
		Utilities—3.2%
24,520		American States Water Co.	1,298,579
30,375		American Water Works Co., Inc.	1,198,294
37,730		DTE Energy Co.	2,520,364
190,300		Huaneng Power International, Inc., Class N, ADR	7,735,695
126,115		NV Energy, Inc.	2,492,033
55,440		PNM Resources, Inc.	1,245,182
		TOTAL	16,490,147
		TOTAL COMMON STOCKS (IDENTIFIED COST $378,967,011)	474,934,759
		PURCHASED PUT OPTIONS—0.0%
		Information Technology—0.0%
83,000	[1]	KLA-Tencor Corp., Strike Price $50, Expiration date 3/16/2013 (IDENTIFIED COST $23,066)	10,375
		MUTUAL FUND—6.7%
33,951,812	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	33,951,812
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $412,941,889)[4]	508,896,946
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(1,726,052)
		TOTAL NET ASSETS—100%	$507,170,894
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At February 28, 2013, the cost of investments for federal tax purposes was $412,941,889. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $95,955,057. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $100,300,262 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,345,205.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “ Directors”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013